Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 17,316.9	$ 19,903.6
Less than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	7,742.5
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	5,581.1
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	3,691.3
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	1,600.9
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 74.4